Debt Issuance Costs (Tables) (Predecessor)	12 Months Ended
Dec. 31, 2012
Predecessor
Schedule of debt issuance costs included in other assets
	December 31, 2011	December 31, 2012
Debt issuance costs	$7,095	$13,392
Less: accumulated amortization	(2,903)	(4,348)
Unamortized debt issuance costs at period end	$4,192	$9,044

Schedule of debt issuance costs included in debt issuance expense
	2011	2012
2012-1	$—	$3,571
2012-2	—	2,508
2012-3	—	2,937
2011-1	3,164	—
2011-2	2,532	57
2011-A	534	51
Total	$6,230	$9,124